Investment Risks	Feb. 27, 2026
WHITE OAK SELECT GROWTH FUND
Prospectus [Line Items]
Risk [Text Block]

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

WHITE OAK SELECT GROWTH FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

WHITE OAK SELECT GROWTH FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

WHITE OAK SELECT GROWTH FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

WHITE OAK SELECT GROWTH FUND | Investment Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Focus Risk: The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries. Although the Fund is diversified, the Fund may invest more heavily in sectors and industries which it believes hold the most growth potential. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in the technology sector. Poor performance or adverse economic events affecting one or more of an overweighted sector or industry in which the Fund is invested could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

WHITE OAK SELECT GROWTH FUND | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

WHITE OAK SELECT GROWTH FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
WHITE OAK SELECT GROWTH FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
WHITE OAK SELECT GROWTH FUND | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

WHITE OAK SELECT GROWTH FUND | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk: As of its most recently completed fiscal year, the Fund held investments in the technology sector that represented a material portion of the Fund’s asset value. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

WHITE OAK SELECT GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
PIN OAK EQUITY FUND
Prospectus [Line Items]
Risk [Text Block]

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

PIN OAK EQUITY FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

PIN OAK EQUITY FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

PIN OAK EQUITY FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

PIN OAK EQUITY FUND | Investment Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Focus Risk: The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries. Although the Fund is diversified, the Fund may invest more heavily in sectors and industries which it believes offer the best risk-reward. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in the technology sector. Poor performance or adverse economic events affecting one or more of an overweighted sector or industry could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

PIN OAK EQUITY FUND | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

PIN OAK EQUITY FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
PIN OAK EQUITY FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
PIN OAK EQUITY FUND | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

PIN OAK EQUITY FUND | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk: As of its most recently completed fiscal year, the Fund held investments in the technology sector that represented a material portion of the Fund’s asset value. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

PIN OAK EQUITY FUND | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

PIN OAK EQUITY FUND | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

PIN OAK EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
ROCK OAK CORE GROWTH FUND
Prospectus [Line Items]
Risk [Text Block]

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

ROCK OAK CORE GROWTH FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

ROCK OAK CORE GROWTH FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

ROCK OAK CORE GROWTH FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

ROCK OAK CORE GROWTH FUND | Investment Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Focus Risk: The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries. Although the Fund is diversified, the Fund may invest more heavily in sectors and industries which it believes hold the most growth potential. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in the industrials sector. Poor performance or adverse economic events affecting one or more of an overweighted sector or industry could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

ROCK OAK CORE GROWTH FUND | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

ROCK OAK CORE GROWTH FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
ROCK OAK CORE GROWTH FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
ROCK OAK CORE GROWTH FUND | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

ROCK OAK CORE GROWTH FUND | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

ROCK OAK CORE GROWTH FUND | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

ROCK OAK CORE GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
RIVER OAK DISCOVERY FUND
Prospectus [Line Items]
Risk [Text Block]

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

RIVER OAK DISCOVERY FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

RIVER OAK DISCOVERY FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

RIVER OAK DISCOVERY FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

RIVER OAK DISCOVERY FUND | Investment Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Focus Risk: The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries. Although the Fund is diversified, the Fund may invest more heavily in sectors and industries which it believes hold the most growth potential. As of the date of this Prospectus, the Fund currently invests a significant portion of its assets in the technology and industrials sectors. Poor performance or adverse economic events affecting one or more of an overweighted sector or industry could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

RIVER OAK DISCOVERY FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
RIVER OAK DISCOVERY FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
RIVER OAK DISCOVERY FUND | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

RIVER OAK DISCOVERY FUND | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk: As of its most recently completed fiscal year, the Fund held investments in the technology sector that represented a material portion of the Fund’s asset value. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

RIVER OAK DISCOVERY FUND | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

RIVER OAK DISCOVERY FUND | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

RIVER OAK DISCOVERY FUND | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

RIVER OAK DISCOVERY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
RED OAK TECHNOLOGY SELECT FUND
Prospectus [Line Items]
Risk [Text Block]

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

RED OAK TECHNOLOGY SELECT FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

RED OAK TECHNOLOGY SELECT FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

RED OAK TECHNOLOGY SELECT FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

RED OAK TECHNOLOGY SELECT FUND | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

RED OAK TECHNOLOGY SELECT FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
RED OAK TECHNOLOGY SELECT FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
RED OAK TECHNOLOGY SELECT FUND | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

RED OAK TECHNOLOGY SELECT FUND | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

RED OAK TECHNOLOGY SELECT FUND | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

RED OAK TECHNOLOGY SELECT FUND | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies operating directly in the “technology industry,” which generally consists of companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics (“Technology Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry. The prices of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some Technology Companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

RED OAK TECHNOLOGY SELECT FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
BLACK OAK EMERGING TECHNOLOGY FUND
Prospectus [Line Items]
Risk [Text Block]

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

BLACK OAK EMERGING TECHNOLOGY FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

BLACK OAK EMERGING TECHNOLOGY FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

BLACK OAK EMERGING TECHNOLOGY FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

BLACK OAK EMERGING TECHNOLOGY FUND | Investment Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Focus Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

BLACK OAK EMERGING TECHNOLOGY FUND | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

BLACK OAK EMERGING TECHNOLOGY FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
BLACK OAK EMERGING TECHNOLOGY FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
BLACK OAK EMERGING TECHNOLOGY FUND | Reits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

BLACK OAK EMERGING TECHNOLOGY FUND | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk: As of its most recently completed fiscal year, the Fund held investments in the technology sector that represented a material portion of the Fund’s asset value. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

BLACK OAK EMERGING TECHNOLOGY FUND | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

BLACK OAK EMERGING TECHNOLOGY FUND | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

BLACK OAK EMERGING TECHNOLOGY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
LIVE OAK HEALTH SCIENCES FUND
Prospectus [Line Items]
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The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

LIVE OAK HEALTH SCIENCES FUND | Equity Securities Risk [Member]
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Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

LIVE OAK HEALTH SCIENCES FUND | Foreign Securities Risk [Member]
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Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

LIVE OAK HEALTH SCIENCES FUND | Growth Investing Risk [Member]
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Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a its growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

LIVE OAK HEALTH SCIENCES FUND | Large Cap Risk [Member]
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Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

LIVE OAK HEALTH SCIENCES FUND | Management Risk [Member]
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Risk [Text Block]	Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
LIVE OAK HEALTH SCIENCES FUND | Market Risk [Member]
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Risk [Text Block]	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
LIVE OAK HEALTH SCIENCES FUND | Reits Risk [Member]
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REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

LIVE OAK HEALTH SCIENCES FUND | Mid Cap Risk [Member]
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Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

LIVE OAK HEALTH SCIENCES FUND | Small Cap Risk [Member]
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Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

LIVE OAK HEALTH SCIENCES FUND | Concentration Risk [Member]
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Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by health science companies, the Fund is subject to legislative or regulatory changes, including governmental approval of certain products or services and changes in government policies towards parts of the health science industry, adverse market conditions and/or increased competition affecting this industry, and the risk of product liability and/or malpractice lawsuits. The prices of health science companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid technological change and obsolescence of products. Some health science companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

LIVE OAK HEALTH SCIENCES FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.